Capital Stock	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Capital Stock
Capital Stock
The authorized capital stock of the Company consists of 150,000,000 shares of common stock and 4,000,000 shares of preferred stock, both having a par value of $1.25 per share. The preferred stock is issuable in series with terms as fixed by the Board of Directors (the "Board"). No preferred stock has been issued. Under the Company's Preferred Stock Purchase Rights Agreement (the "Agreement"), the Board authorized and declared a dividend distribution of one right for each share of common stock outstanding on the record date. The rights may only be exercised if, among other things and with certain exceptions, a person or group has acquired 15% or more of the Company's common stock without the prior approval of the Board. Each right entitles the holder to purchase 1/100th share of Harsco Series A Junior Participating Cumulative Preferred Stock at an exercise price of $230. Once the rights become exercisable, the holder of a right will be entitled, upon payment of the exercise price, to purchase a number of shares of common stock calculated to have a value of two times the exercise price of the right. The rights expire on October 9, 2017, do not have voting power, and may be redeemed by the Company at a price of $0.001 per right at any time until the 10th business day following public announcement that a person or group has accumulated 15% or more of the Company's common stock. The Agreement also includes an exchange feature. At December 31, 2014 and 2013, 806,599 and 806,789 shares, respectively, of $1.25 par value preferred stock were reserved for issuance upon exercise of the rights.

The Board has authorized the repurchase of shares of common stock as follows:

	Shares Authorized to be Purchased January 1	Additional Shares Authorized for Purchase	Shares Purchased	Remaining Shares Authorized for Purchase December 31
2012	1,713,423	—	—	1,713,423
2013	1,713,423	286,577	—	2,000,000
2014	2,000,000	—	150,000	1,850,000

At December 31, 2014, 1,850,000 shares remained available for repurchase under the Company's share repurchase program. Subsequent to December 31, 2014, the Company repurchased an additional 596,632 shares. The Company's share repurchase program expired on January 31, 2015.
The following table summarizes the Company's common stock:

	Common Stock
	Shares Issued	Treasury Shares (a)	Outstanding Shares
Outstanding, January 1, 2012	111,931,267	31,454,097	80,477,170
Stock options exercised	38,900	—	38,900
Vested restricted stock units	45,898	14,677	31,221
Other stock grants	47,873	10,536	37,337
Outstanding, December 31, 2012	112,063,938	31,479,310	80,584,628
Stock options exercised	20,000	—	20,000
Vested restricted stock units	25,215	9,358	15,857
Stock appreciation rights exercised	2,713	521	2,192
Other stock grants	86,827	30,579	56,248
Outstanding, December 31, 2013	112,198,693	31,519,768	80,678,925
Vested restricted stock units	65,851	4,418	61,433
Stock appreciation rights exercised	9,213	2,985	6,228
Other stock grants	83,591	20,327	63,264
Treasury shares purchased	—	150,000	(150,000)
Outstanding, December 31, 2014	112,357,348	31,697,498	80,659,850

(a) The Company repurchases shares in connection with the issuance of shares under stock-based compensation programs.
The following is a reconciliation of the average shares of common stock used to compute basic earnings per common share to the shares used to compute diluted earnings per common share as shown in the Consolidated Statements of Operations:

(In thousands, except per share data)	2014	2013	2012
Loss from continuing operations attributable to Harsco Corporation common stockholders	$(22,281)	$(231,356)	$(258,889)

Weighted-average shares outstanding—basic	80,884	80,755	80,632
Dilutive effect of stock-based compensation	—	—	—
Weighted-average shares outstanding—diluted	80,884	80,755	80,632
Loss from continuing operations per common share, attributable to Harsco Corporation common stockholders:
Basic	$(0.28)	$(2.86)	$(3.21)

Diluted	$(0.28)	$(2.86)	$(3.21)

The following average outstanding stock-based compensation units were not included in the computation of diluted earnings per share because the effect was antidilutive:

(In thousands)	2014	2013	2012
Restricted stock units	301	265	148
Stock options	188	286	389
Stock appreciation rights	912	1,078	530
Performance share units	93	—	—
Other stock-based compensation units	—	101	317